4. STOCK-BASED COMPENSATION (Sept. 2018 Note)	3 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

4.	STOCK-BASED COMPENSATION

Stock Options

The measurement and recognition of compensation costs for all stock-based awards made to employees and the Board of Directors are based upon fair value over the requisite service period for awards expected to vest. The Company estimates the fair value of share-based awards on the date of grant using the Black-Scholes option-pricing model. The following table summarizes stock-based compensation expense resulting from outstanding stock options for the three months ended September 30, 2018 and 2017:

	Three Months Ended September 30,
	2018	2017
Cost of Goods Sold	$–	$8,669
Research and Development Expenses	2,411	6,692
Selling, General and Administrative Expenses	130,573	10,696
Stock Based Compensation Expense	$132,984	$26,057

No compensation has been capitalized because such amounts would have been immaterial.

The following tables summarize stock option activity for the three months ended September 30, 2018:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2018	1,055,700	$0.76	6.13 years
Granted	450,000
Expired or Cancelled	(12,500)
Outstanding at September 30, 2018	1,493,200	$0.75	7.07 years

Information related to the stock options outstanding as of September 30, 2018 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	2.79	$0.27	40,000	$0.27
$0.40	15,000	8.58	$0.40	10,000	$0.40
$0.48	60,000	7.50	$0.48	60,000	$0.48
$0.50	100,000	6.73	$0.50	100,000	$0.50
$0.55	42,000	5.56	$0.55	37,000	$0.55
$0.64	25,000	9.12	$0.64	15,000	$0.64
$0.70	100,000	9.85	$0.70	–	$0.70
$0.73	853,000	7.95	$0.73	658,000	$0.73
$0.85	9,000	4.26	$0.85	9,000	$0.85
$0.90	9,000	5.26	$0.90	9,000	$0.90
$0.95	30,000	5.78	$0.95	30,000	$0.95
$1.20	207,800	3.42	$1.20	207,800	$1.20
$1.25	1,200	0.15	$1.25	1,200	$1.25
$1.35	1,200	1.15	$1.35	1,200	$1.35
$0.27–$1.35	1,493,200	7.07	$0.76	1,178,200	$0.78

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of September 30, 2018 was $1,265,000 and $984,500, respectively.

Common Stock Award

On August 2, 2018, the Company awarded its Chief Executive Officer 300,000 shares of common stock for services performed through June 30, 2018. As of September 30, 2018, 100,000 shares have been issued. The fair market value of the 300,000 shares on the award date equal to $210,000 has been recorded as general and administrative stock-based compensation expense in the quarter ended September 30, 2018.